Equity Investments in Unconsolidated Subsidiaries - Fair Value Quantitative Information (Details) (LSC Entities)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
LSC Entities
Schedule of Equity Method Investments [Line Items]
Average age of insured	80 years 9 months 18 days	80 years 1 month 6 days
Average life expectancy, months(1)	124 months 0 days	131 months 0 days
Average face amount per policy	6,586,000	6,611,000
Effective discount rate(2)	7.50%
Effective Discount Rate, estimated internal rate of return	14.10%	14.20%